Income (Loss) Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Note 13– Income (Loss) Per Share

The calculation of basic and diluted net income (loss) per share for the twelve months ended December 31, 2013 and 2012 is summarized as follows:

	Income (Loss) (Numerator)	Shares (Denominator)	Per-Share Amount

December 31, 2013
Basic EPS:
Net loss attributable to common shareholders	$(556,655)	28,971,983	$(0.02)
Effect of dilutive securities
Convertible preferred stock	---	15,534,247
Diluted EPS:
Net loss attributable to common shareholders and assumed conversions	$(556,655)	44,506,230	$(0.01)
December 31, 2012
Basic EPS:
Net loss attributable to common shareholders	$(344,487)	25,119,175	$(0.01)
Effect of dilutive securities
Convertible preferred stock	---	30,000,000
Diluted EPS:
Net loss attributable to common shareholders and assumed conversions	$(344,487)	55,119,175	$(0.01)